As-Filed May 23, 2023

Securities Act Registration No. 333-269244

As filed with the Securities and Exchange Commission on May 23, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1

ARISTOTLE FUNDS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (310) 478-4005

Richard Schweitzer
c/o Aristotle Investment Services, LLC,
11100 Santa Monica Blvd., Suite 1700
Los Angeles, CA 90025

(Name and Address of Agent for Service)
With copy to:

Elizabeth Reza, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant's Registration Statement on Form N-14 (File No. 333-269244) filed with the Securities and Exchange Commission on February 28, 2023 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing as an exhibit to this Registration Statement the final tax opinion of Dechert LLP.

PART C
OTHER INFORMATION

Item 15.    Indemnification
Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust and to the Registrant’s By-Laws.

Title 12, Chapter 38, Section 3817 of the Delaware Code and Article VIII of the Registrant’s Agreement and Declaration of Trust as filed as Exhibit (a)(1) to the Registrant’s registration statement provides for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party filed as an exhibit to the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent authorized by applicable law.

Insofar as indemnification by the Registrant for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits

(1)		Registrant’s Agreement and Declaration of Trust, incorporated by reference to Exhibit (a)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(2)		Registrant’s By-Laws, as now in effect, incorporated by reference to Exhibit (b)(1) to Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization, incorporated by reference to Exhibit (4) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.
(5)		Certificates for Shares will not be issued. Articles II, VI, and VII of the Declaration of Trust and Articles I and V of the By-Laws define the rights of holders of the Shares.
(6)	(a)
Form of Investment Advisory Agreement between the Registrant and Aristotle Investment Services, LLC (“AIS”), incorporated by reference to Exhibit (6)(a) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

	(b)	Form of Fee Waiver Agreement between the Registrant and AIS, incorporated by reference to Exhibit (6)(b) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.
(c)
Form of Subadvisory Agreement between AIS and Aristotle Pacific Capital, LLC, incorporated by reference to Exhibit (6)(c) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

(7)
Form of Distribution Agreement between the Registrant and Foreside Financial Services, LLC, incorporated by reference to Exhibit (7) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

(8)		Not Applicable.
(9)	(a)	Form of Custodian Agreement, incorporated by reference to Exhibit (9)(a) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.
(10)	(a)	Form of Class A and Class C Distribution and Service Plan, incorporated by reference to Exhibit (10)(a) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

	(b)	Form of Multi-Class Plan for the Registrant, incorporated by reference to Exhibit (n) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.
(11)		Opinion of Richards, Layton & Finger, P.A., incorporated by reference to Exhibit (11) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.
(12)	(a)	Opinion of Dechert LLP supporting the tax matters for Aristotle Core Income Fund - filed herewith
	(b)	Opinion of Dechert LLP supporting the tax matters for Aristotle ESG Core Bond Fund - filed herewith
	(c)	Opinion of Dechert LLP supporting the tax matters for Aristotle Floating Rate Income Fund - filed herewith
	(d)	Opinion of Dechert LLP supporting the tax matters for Aristotle High Yield Bond Fund - filed herewith
	(e)	Opinion of Dechert LLP supporting the tax matters for Aristotle Short Duration Income Fund - filed herewith
	(f)	Opinion of Dechert LLP supporting the tax matters for Aristotle Strategic Income Fund - filed herewith
	(g)	Opinion of Dechert LLP supporting the tax matters for Aristotle Ultra Short Income Fund - filed herewith
(13)	(a)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, incorporated by reference to Exhibit (13)(a) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

(b)
Form of Supervision and Administration Agreement between the Registrant and AIS, incorporated by reference to Exhibit (13)(b) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

(c)
Sub-Administration and Accounting Services Agreement between the Registrant and Aristotle Capital, Aristotle Investment Solutions, LLC, and U.S. Bancorp Fund Services, LLC, incorporated by reference to Exhibit (13)(c) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

(d)
Form of Indemnification Agreement between the Registrant and each trustee of the Trust, incorporated by reference to Exhibit (h)(5) to the Registrant’s Registration Statement filed on Form N-1A via EDGAR on January 13, 2023.

(14)	(a)	Consent of Tait, Weller & Baker LLP (“Tait Weller”), incorporated by reference to Exhibit (14)(a) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.
	(b)	Consent of Deloitte & Touche, LLP (“Deloitte”), incorporated by reference to Exhibit (14)(b) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.
(15)		Not Applicable.
(16)		Power of Attorney, incorporated by reference to Exhibit (16) of the Registrant’s Registration Statement filed on Form N-14 via EDGAR on January 13, 2023.
(17)		Form of Proxy Card, incorporated by reference to Exhibit (17) of the Registrant’s Registration Statement filed on Form N-1A via EDGAR on February 28, 2023.

Item 17.    Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this registration statement within a reasonable time after receipt of such opinion.

(4) The undersigned Registrant agrees to file any additional material contracts of the Registrant with an amendment to this registration statement within a reasonable time after the execution of such contracts.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Los Angeles, State of California on May 23, 2023.

Aristotle Funds Series Trust

By:

/s/ Richard Schweitzer
Richard Schweitzer
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Richard Schweitzer	President and Chief Executive Officer	May 23, 2023
Richard Schweitzer

/s/ Joshua B. Schwab	Treasurer, Chief Financial Officer and Principal Accounting Officer	May 23, 2023
Joshua B. Schwab

*	Trustee	May 23, 2023
Joseph Chi

*	Trustee	May 23, 2023
Wendy Greuel

*	Trustee	May 23, 2023
Warren A. Henderson

*	Trustee	May 23, 2023
Dennis R. Sugino

* By:     /s/ Richard Schweitzer
Richard Schweitzer, as Attorney-in-Fact

Exhibit Index

(12)	(a)	Opinion of Dechert LLP supporting the tax matters for Aristotle Core Income Fund
	(b)	Opinion of Dechert LLP supporting the tax matters for Aristotle ESG Core Bond Fund
	(c)	Opinion of Dechert LLP supporting the tax matters for Aristotle Floating Rate Income Fund
	(d)	Opinion of Dechert LLP supporting the tax matters for Aristotle High Yield Bond Fund
	(e)	Opinion of Dechert LLP supporting the tax matters for Aristotle Short Duration Income Fund
	(f)	Opinion of Dechert LLP supporting the tax matters for Aristotle Strategic Income Fund
	(g)	Opinion of Dechert LLP supporting the tax matters for Aristotle Ultra Short Income Fund